Subsequent Events (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Aug. 06, 2025	Apr. 30, 2025	Apr. 27, 2025	Apr. 15, 2025	Oct. 23, 2024	Mar. 28, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 08, 2025	May 06, 2025	Apr. 25, 2025	Apr. 21, 2025	Apr. 07, 2025	Mar. 07, 2025	Feb. 27, 2025	Feb. 11, 2025	Feb. 10, 2025	Jan. 24, 2025	Jan. 23, 2025	Jan. 15, 2025	Jan. 01, 2025	Oct. 20, 2022	Oct. 19, 2022
Subsequent Event [Line Items]
Convertable promissory note, principal amount										34,102
Stock options
Common stock, shares authorized							100,000,000		100,000,000	100,000,000										100,000,000	4,500,000,000			4,500,000,000	600,000,000
Common stock, par value							$ 0.001		$ 0.001	$ 0.001										$ 0.001				$ 0.001
Preferred stock, shares authorized							10,000,000		10,000,000	10,000,000										10,000,000
Preferred stock, par value							$ 0.0001		$ 0.0001	$ 0.0001										$ 0.001
Common Stock [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount								333	35,444	34,102
Shares issued with notes, shares										8,698
Stock options										11,200
One Promissory Note Agreement [Member]
Subsequent Event [Line Items]
Shares issued with notes, shares					9,223	3,250
Principal amount						$ 35,471
Outstanding principal amount					$ 46,113		$ 46,113
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock options			6,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price			$ 7.50
Warrants issued																							2,000
Warrants exercise price																							$ 7.50
Common stock, shares authorized																				100,000,000	4,500,000,000
Common stock, par value																				$ 0.001
Preferred stock, shares authorized																				10,000,000
Preferred stock, par value																				$ 0.001
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount				25,000
Subsequent Event [Member] | Common Stock One [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount				25,000
Subsequent Event [Member] | Common Stock Two [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount				15,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount											$ 50,000	$ 25,000	$ 25,000	$ 25,000								$ 25,000
Increase of intertest rate		10.00%
Shares issued with notes, shares		89,856
Increasing principal amount		$ 561,553
Subsequent Event [Member] | Promissory Note [Member] | Related Party [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount															$ 50,000	$ 50,000	$ 10,000	$ 10,000	$ 10,000
Subsequent Event [Member] | One Promissory Note Agreement [Member]
Subsequent Event [Line Items]
Increase of intertest rate	10.00%
Shares issued with notes, shares	624
Principal amount	$ 39,000
Outstanding principal amount	$ 42,900